UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Share capital CNY (¥)	Share capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Treasury shares CNY (¥)		Treasury shares USD ($)	[1]	Warrants outstanding CNY (¥)	Warrants outstanding USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Transactions with equity holders:
Balance (in Dollars)		¥ 186,678		¥ (4,696)		¥ (6,862)				¥ 29,587		¥ 7,389,684		¥ (97,194)		¥ (8,251,652)		¥ (754,455)		¥ 321		¥ (754,134)
Balance at Dec. 31, 2024		186,678		(4,696)		(6,862)				29,587		7,389,684		(97,194)		(8,251,652)		(754,455)		321		(754,134)
Transactions with equity holders:
Issuance of shares, net		231,643		(43,069)								(158,000)						30,574				30,574
Share-based payments from the Company												9,187						9,187				9,187
Share-based payments from the controlling shareholder												716						716				716
Exercise of options		3,832										(3,778)						54				54
Balance at Jun. 30, 2025		422,153		(47,765)		(6,862)				29,587		7,237,809		(86,476)		(8,185,580)		(637,134)		(380)		(637,514)
Comprehensive income
Net profit for the period																66,072		66,072		(701)		65,371
Other comprehensive income loss														10,718				10,718				10,718
Total comprehensive income for the period														10,718		66,072		76,790		(701)		76,089
Balance (in Dollars)		422,153		(47,765)		(6,862)				29,587		7,237,809		(86,476)		(8,185,580)		(637,134)		(380)		(637,514)
Balance (in Dollars)		239		(138,363)		(1)	[1]			29,587		7,818,000		47,162		(8,690,607)		(933,983)		41,309		(892,674)
Balance at Dec. 31, 2025		239		(138,363)		(1)	[1]			29,587		7,818,000		47,162		(8,690,607)		(933,983)		41,309		(892,674)
Transactions with equity holders:
Issuance of shares, net		33		(22,778)								22,403						(342)				(342)
Share-based payments from the Company												(284)						(284)				(284)
Share-based payments from the controlling shareholder												(3,227)						(3,227)				(3,227)
Exercise of options	[1]																			0
Balance at Jun. 30, 2026		272	$ 40	(161,141)	$ (23,749)	(1)				29,587	$ 4,360	7,836,892	$ 1,155,015	33,570	$ 4,948	(8,674,499)	$ (1,278,463)	(935,320)	$ (137,849)	44,981	$ 6,629	(890,339)	$ (131,220)
Comprehensive income
Net profit for the period																16,108		16,108		3,672		19,780	2,916
Other comprehensive income loss														(13,592)				(13,592)				(13,592)	(2,004)
Total comprehensive income for the period														(13,592)		16,108		2,516		3,672		6,188	912
Transactions with equity holders:
Shares cancellation	[1]
Balance (in Dollars)		¥ 272	$ 40	¥ (161,141)	$ (23,749)	¥ (1)				¥ 29,587	$ 4,360	¥ 7,836,892	$ 1,155,015	¥ 33,570	$ 4,948	¥ (8,674,499)	$ (1,278,463)	¥ (935,320)	$ (137,849)	¥ 44,981	$ 6,629	¥ (890,339)	$ (131,220)

[1]	Representing an amount with an absolute value of less than RMB1,000 or US$1,000 (including negative amounts).